Loans from Prior Shareholders - Schedule of Debt and Interest Payable (Details) - USD ($)	Jun. 30, 2025	Sep. 30, 2024
Mr. Aw Jeen Rong [Member]
Short-Term Debt [Line Items]
Total interest payable	$ 15,711	$ 2,145
Total debt and interest payable	314,821	254,449
Mr.Liu Yu {Member]
Short-Term Debt [Line Items]
Total interest payable	7,074	408
Total debt and interest payable	$ 159,382	$ 103,877